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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-5410

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                             VOYA PRIME RATE TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)      With copies to:

               Theresa K. Kelety, Esq.          Elizabeth J. Reza, Esq.
                Voya Investments, LLC               Ropes & Gray LLP
       7337 E. Doubletree Ranch Road, Suite 100    Prudential Tower,
                 Scottsdale, AZ 85258             800 Boylston Street
                                                    Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

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                     Date of fiscal year end: February 28

            Date of reporting period: July 1, 2015 - June 30, 2016

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-05410
Reporting Period: 07/01/2015 - 06/30/2016
Voya Prime Rate Trust


============================ Voya Prime Rate Trust =============================


NEW MILLENNIUM HOLDCO, INC.

Ticker:                      Security ID:  01367912D
Meeting Date: JUN 10, 2016   Meeting Type: Special
Record Date:  MAY 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2016 Equity Incentive Plan      For       For          Management


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SPOK HOLDINGS, INC.

Ticker:       SPOK           Security ID:  84863T106
Meeting Date: JUL 29, 2015   Meeting Type: Annual
Record Date:  JUN 03, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director N. Blair Butterfield     For       For          Management
1.2   Elect Director Nicholas A. Gallopo      For       For          Management
1.3   Elect Director Stacia A. Hylton         For       For          Management
1.4   Elect Director Vincent D. Kelly         For       For          Management
1.5   Elect Director Brian O'Reilly           For       For          Management
1.6   Elect Director Matthew Oristano         For       For          Management
1.7   Elect Director Samme L. Thompson        For       For          Management
1.8   Elect Director Royce Yudkoff            For       For          Management
2     Ratify Grant Thornton LLP as Auditors   For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA PRIME RATE TRUST

By:  /s/ Shaun P. Mathews
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     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 22, 2016